Earnings/(Losses) per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per Share Reconciliation [Abstract]
Net income/ (loss)	$ 21,780	$ (42,544)	$ (198,686)
Plus: Contribution from Series D Preferred Stock		2,805
Less: Convertible Preferred stock dividends			(7,695)
Basic EPS/ LPS
Income/Loss available to common stockholders	$ 21,780	$ (39,739)	$ (206,381)
Weighted-average number of outstanding shares (denominator)	98,113,545	35,225,784	453
Amount per share	$ 0.22	$ (1.13)	$ (455,587.20)
Diluted EPS/ LPS
Income/Loss available to common stockholders	$ 21,780	$ (39,739)	$ (206,381)
Weighted-average number of outstanding shares (denominator)	98,113,545	35,225,784	453
Amount per share	$ 0.22	$ (1.13)	$ (455,587.20)